FAIR VALUE MEASUREMENT AND MARKETABLE SECURITIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Due in 1 year	$ 59,394
Due in 2 years	91,748
Due in 3 years	143,854
Due in 4 years	$ 25,380
Due after 4 years
Available-for-sale	$ 320,376	$ 32,895